Share Capital and Reserves (Details) - Schedule of fair value of stock options - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital and Reserves (Details) - Schedule of fair value of stock options [Line Items]
Risk-free interest rate	0.37%	1.59%	2.18%
Expected life of options	5 years	5 years	5 years
Expected dividend yield (in Dollars)
Volatility	87.79%	95.80%	111.60%
Bottom of range [member]
Share Capital and Reserves (Details) - Schedule of fair value of stock options [Line Items]
Risk-free interest rate	0.26%
Expected life of options	2 years
Volatility	79.44%
Top of range [member]
Share Capital and Reserves (Details) - Schedule of fair value of stock options [Line Items]
Expected dividend yield (in Dollars)